UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)		2 Months Ended	5 Months Ended
	Apr. 30, 2021	Jun. 30, 2021	Sep. 30, 2021
Cash flow from operating activities:
Net loss	$ 8,529	$ 8,529	$ (8,529)
Changes in operating assets and liabilities:
Accrued offering costs	8,529	8,529	8,529
Net cash used in operating activities
Net change in cash
Cash at the beginning of the period
Cash at the end of the period
Non-cash investing and financing activities:
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000	25,000	25,000
Deferred offering costs paid by Sponsor		246,993	318,074
Deferred offering costs included in accrued offering costs	$ 45,000	$ 45,000	$ 45,000